CONSOLIDATED BALANCE SHEETS - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of financial position [abstract]
Cash and balances with the Brazilian Central Bank	R$ 31,716,345	R$ 34,124,753	R$ 26,284,569
Financial Assets Held For Trading	0	86,271,097	131,245,477
Debt instruments	0	34,879,681	59,994,946
Equity instruments	0	489,770	398,461
Trading derivatives	0	17,070,125	24,480,256
Balances With The Brazilian Central Bank	0	33,831,521	46,371,814
Financial Assets Measured At Fair Value Through Profit Or Loss	43,711,800	0	0
Debt instruments	3,171,746	0	0
Balances With The Brazilian Central Bank	40,540,054	0	0
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	68,852,314	0	0
Debt instruments	50,066,469	0	0
Equity instruments	766,333	0	0
Trading derivatives	18,019,512	0	0
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	917,477	0	0
Equity instruments	298,297	0	0
Loans and advances to customers	619,180	0	0
Other Financial Assets At Fair Value Through Profit Or Loss	0	1,692,057	1,711,204
Debt instruments	0	1,658,689	1,668,749
Equity instruments	0	33,368	42,455
Available-For-Sale Financial Assets	0	85,823,384	57,815,045
Debt instruments	0	84,716,747	55,829,572
Equity instruments	0	1,106,637	1,985,473
Financial Assets Measured At Fair Value Through Other Comprehensive Income	85,436,677	0	0
Debt instruments	85,395,691	0	0
Equity instruments	40,986	0	0
Held to maturity investments	0	10,214,454	10,048,761
Loans and Receivables	0	355,246,574	333,997,034
Loans and amounts due from credit institutions	0	65,209,902	65,711,001
Loans and advances to customers	0	272,420,157	252,002,774
Debt instruments	0	17,616,515	16,283,259
Financial Assets Measured At Amortized Cost	417,478,717	0	0
Loans and amounts due from credit institutions	79,607,001	0	0
Loans and advances to customers	301,072,207	0	0
Debt instruments	36,799,509	0	0
Hedging Derivatives	343,934	192,763	222,717
Non-Current Assets Held For Sale	1,380,231	1,155,456	1,337,885
Investments in Associates and Joint Ventures	1,053,315	866,564	990,077
Tax Assets	31,565,767	28,825,741	28,753,184
Current	3,885,189	4,047,663	4,316,072
Deferred	27,680,578	24,778,078	24,437,112
Other Assets	4,800,467	4,578,270	5,104,012
Tangible Assets	6,588,975	6,509,883	6,646,433
Intangible Assets	30,018,988	30,202,043	30,236,842
Goodwill	28,378,288	28,364,256	28,355,039
Other intangible assets	1,640,700	1,837,787	1,881,803
TOTAL ASSETS	723,865,007	645,703,039	634,393,240
Liabilities and Stockholders' Equity
Financial Liabilities Held For Trading	0	49,322,546	51,619,869
Trading derivatives	0	16,514,154	19,925,600
Short positions	0	32,808,392	31,694,269
Financial Liabilities Measured At Fair Value Through Profit Or Loss Held For Trading	50,938,992	0	0
Trading derivatives	18,243,315	0	0
Short positions	32,695,677	0	0
Financial Liabilities Measured At Fair Value Through Profit Or Loss	1,946,056	0	0
Deposits from Brazilian Central Bank and deposits from credit institutions	1,946,056	0	0
Financial Liabilities at Amortized Cost	547,295,169	478,880,704	471,579,467
Deposits from Brazilian Central Bank and deposits from credit institutions	99,022,806	79,374,685	78,634,072
Customer deposits	304,197,800	276,042,141	247,445,177
Marketable debt securities	74,626,232	70,247,012	99,842,955
Subordinated debts	9,885,607	519,230	466,246
Debt Instruments Eligible to Compose Capital	9,779,944	8,436,901	8,311,918
Other financial liabilities	49,782,780	44,260,735	36,879,099
Hedging Derivatives	223,520	163,332	311,015
Provisions	14,695,898	13,986,916	11,776,491
Provisions for pensions funds and similar obligations	3,357,654	3,923,457	2,710,627
Provisions for judicial and administrative proceedings, commitments and other provisions	11,338,244	10,063,459	9,065,864
Tax Liabilities	8,074,764	8,248,019	6,094,740
Current	5,043,375	5,751,488	4,826,703
Deferred	3,031,389	2,496,531	1,268,037
Other Liabilities	9,095,148	8,013,921	8,199,099
Total Liabilities	632,269,547	558,615,438	549,580,681
Stockholders' Equity	91,881,738	87,425,075	85,434,855
Share capital	57,000,000	57,000,000	57,000,000
Reserves	30,377,693	28,966,451	27,881,326
Treasury shares	(461,432)	(148,440)	(514,034)
Option for Acquisition of Equity Instrument	(1,017,000)	(1,017,000)	(1,017,000)
Profit for the year attributable to the Parent	12,582,477	8,924,064	7,334,563
Less: dividends and remuneration	(6,600,000)	(6,300,000)	(5,250,000)
Other Comprehensive Income	(878,863)	(774,368)	(1,347,800)
Stockholders' Equity Attributable to the Parent	91,002,875	86,650,707	84,087,055
Non - Controlling Interests	592,585	436,894	725,504
Total Stockholders' Equity	91,595,460	87,087,601	84,812,559
Total Liabilities and Stockholders' Equity	R$ 723,865,007	R$ 645,703,039	R$ 634,393,240